Distribution Date:	09/13/21	GS Mortgage Securities Corporation II
Determination Date:	09/07/21
Next Distribution Date:	10/13/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2012-GC6

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Leah Nivison		(212) 902-1000
Certificate Interest Reconciliation Detail	4		200 West Street, | New York, NY 10282
		Master Servicer	KeyCorp Real Estate Capital Markets, Inc.
Additional Information	5
			Andy Lindenman		(913) 317-4372
Bond / Collateral Reconciliation - Cash Flows	6
			11501 Outlook,Suite 300 | Overland Park, KS 66211
Certificate Ratings Detail	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		General		(305) 229-6465
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor	Trimont Real Estate Advisors, LLC
Mortgage Loan Detail (Part 2)	16-17		Trust Advisor			Trustadvisor@trimontrea.com
Principal Prepayment Detail	18		3500 Lenox Road,Suite G1 | Atlanta, GA 30326
Historical Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)			cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	20					trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	21		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	22	Controlling Class Rep.	Rialto Real Estate Fund, LP
Specially Serviced Loan Detail - Part 2	23		-
Modified Loan Detail	24		, | ,
		Rating Agency	Moody's Investors Service, Inc.
Historical Liquidated Loan Detail	25
			general		(212) 553-1653
Historical Bond / Collateral Loss Reconciliation Detail	26
			7 World Trade Center, | New York, NY 10007
Interest Shortfall Detail - Collateral Level	27	Rating Agency	Fitch Ratings, Inc.
Supplemental Notes	28				(212) 908-0500
			33 Whitehall Street, | New York, NY 10004

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	36192BAW7	1.282000%	65,525,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36192BAX5	2.539000%	82,190,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36192BAY3	3.482000%	570,467,000.00	87,202,757.44	87,202,757.44	253,033.33	0.00	0.00	87,455,790.77	0.00	0.00%	30.00%
A-AB	36192BAZ0	3.314000%	89,850,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	36192BAE7	4.948000%	119,762,000.00	119,762,000.00	35,938,745.54	493,818.65	0.00	0.00	36,432,564.19	83,823,254.46	72.98%	19.63%
B	36192BAG2	6.047231%	63,489,000.00	63,489,000.00	0.00	319,943.90	0.00	0.00	319,943.90	63,489,000.00	52.51%	14.13%
C	36192BAJ6	6.047231%	44,730,000.00	44,730,000.00	0.00	225,410.55	0.00	0.00	225,410.55	44,730,000.00	38.09%	10.25%
D	36192BAL1	6.047231%	49,059,000.00	49,059,000.00	0.00	247,225.94	0.00	0.00	247,225.94	49,059,000.00	22.27%	6.00%
E	36192BAN7	5.000000%	21,644,000.00	21,644,000.00	0.00	90,183.33	0.00	0.00	90,183.33	21,644,000.00	15.29%	4.13%
F	36192BAQ0	5.000000%	11,543,000.00	11,543,000.00	0.00	48,095.83	0.00	0.00	48,095.83	11,543,000.00	11.57%	3.13%
G*	36192BAS6	5.000000%	36,073,646.56	35,894,806.45	0.00	147,214.03	0.00	4,765.50	147,214.03	35,890,040.95	0.00%	0.00%
R	36192BAU1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,154,332,646.56	433,324,563.89	123,141,502.98	1,824,925.56	0.00	4,765.50	124,966,428.54	310,178,295.41

Notional Certificates
X-A	36192BAA5	1.716918%	927,794,000.00	206,964,757.44	0.00	296,117.85	0.00	0.00	296,117.85	83,823,254.46
X-B	36192BAC1	0.319600%	226,538,646.56	226,359,806.45	0.00	60,287.20	0.00	0.00	60,287.20	226,355,040.95
Notional SubTotal			1,154,332,646.56	433,324,563.89	0.00	356,405.05	0.00	0.00	356,405.05	310,178,295.41

Deal Distribution Total					123,141,502.98	2,181,330.61	0.00	4,765.50	125,322,833.59

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36192BAW7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36192BAX5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36192BAY3	152.86205414	152.86205414	0.44355472	0.00000000	0.00000000	0.00000000	0.00000000	153.30560886	0.00000000
A-AB	36192BAZ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	36192BAE7	1,000.00000000	300.08471418	4.12333336	0.00000000	0.00000000	0.00000000	0.00000000	304.20804754	699.91528582
B	36192BAG2	1,000.00000000	0.00000000	5.03935957	0.00000000	0.00000000	0.00000000	0.00000000	5.03935957	1,000.00000000
C	36192BAJ6	1,000.00000000	0.00000000	5.03935949	0.00000000	0.00000000	0.00000000	0.00000000	5.03935949	1,000.00000000
D	36192BAL1	1,000.00000000	0.00000000	5.03935955	0.00000000	0.00000000	0.00000000	0.00000000	5.03935955	1,000.00000000
E	36192BAN7	1,000.00000000	0.00000000	4.16666651	0.00000000	0.00000000	0.00000000	0.00000000	4.16666651	1,000.00000000
F	36192BAQ0	1,000.00000000	0.00000000	4.16666638	0.00000000	0.00000000	0.00000000	0.00000000	4.16666638	1,000.00000000
G	36192BAS6	995.04236120	0.00000000	4.08093010	0.06507964	9.49968724	0.00000000	0.13210475	4.08093010	994.91025645
R	36192BAU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36192BAA5	223.07188604	0.00000000	0.31916336	0.00000000	0.00000000	0.00000000	0.00000000	0.31916336	90.34683826
X-B	36192BAC1	999.21055364	0.00000000	0.26612325	0.00000000	0.00000000	0.00000000	0.00000000	0.26612325	999.18951749

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	08/01/21 - 08/30/21	30	0.00	253,033.33	0.00	253,033.33	0.00	0.00	0.00	253,033.33	0.00
A-AB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	08/01/21 - 08/30/21	30	0.00	296,117.85	0.00	296,117.85	0.00	0.00	0.00	296,117.85	0.00
X-B	08/01/21 - 08/30/21	30	0.00	60,287.20	0.00	60,287.20	0.00	0.00	0.00	60,287.20	0.00
A-S	08/01/21 - 08/30/21	30	0.00	493,818.65	0.00	493,818.65	0.00	0.00	0.00	493,818.65	0.00
B	08/01/21 - 08/30/21	30	0.00	319,943.90	0.00	319,943.90	0.00	0.00	0.00	319,943.90	0.00
C	08/01/21 - 08/30/21	30	0.00	225,410.55	0.00	225,410.55	0.00	0.00	0.00	225,410.55	0.00
D	08/01/21 - 08/30/21	30	0.00	247,225.94	0.00	247,225.94	0.00	0.00	0.00	247,225.94	0.00
E	08/01/21 - 08/30/21	30	0.00	90,183.33	0.00	90,183.33	0.00	0.00	0.00	90,183.33	0.00
F	08/01/21 - 08/30/21	30	0.00	48,095.83	0.00	48,095.83	0.00	0.00	0.00	48,095.83	0.00
G	08/01/21 - 08/30/21	30	338,928.50	149,561.69	0.00	149,561.69	2,347.66	0.00	0.00	147,214.03	342,688.36
Totals			338,928.50	2,183,678.27	0.00	2,183,678.27	2,347.66	0.00	0.00	2,181,330.61	342,688.36

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 28

Additional Information
Total Available Distribution Amount (1)	125,322,833.59
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,215,588.93	Master Servicing Fee	29,765.07
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	0.00
Interest Adjustments	0.00	Trustee Fee	1,212.71
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	932.85
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,215,588.93	Total Fees	31,910.63

Principal		Expenses/Reimbursements
Scheduled Principal	4,174,911.14	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	118,971,357.40	Special Servicing Fees (Monthly)	2,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(4,765.50)	Special Servicing Fees (Work Out)	347.66
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	123,141,503.04	Total Expenses/Reimbursements	2,347.66

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,181,330.61
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	123,141,502.98
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	125,322,833.59
Total Funds Collected	125,357,091.97	Total Funds Distributed	125,357,091.88

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 28

Certificate Ratings Detail

				Fitch Ratings, Inc.		Moody's Investors Service, Inc
					Date Last			Date Last
Class		CUSIP	Original	Current¹		Original	Current¹
					Changed			Changed
	A1	36192BAW7	AAA	PIF	09/01/21	Aaa	N/A	09/01/21
	A2	36192BAX5	AAA	PIF	09/01/21	Aaa	N/A	09/01/21
	A3	36192BAY3	AAA	AAA	09/01/21	Aaa	Aaa	09/01/21
	AAB	36192BAZ0	AAA	PIF	09/01/21	Aaa	WR	09/01/21
	XA	36192BAA5	AAA	AAA	09/01/21	Aaa	Aaa	09/01/21
	XB	36192BAC1	NR	NR	09/01/21	NR	N/A	09/01/21
	AS	36192BAE7	AAA	AAA	09/01/21	Aaa	Aaa	09/01/21
	B	36192BAG2	AA-	AA-	09/01/21	Aa3	Aa2	09/01/21
	C	36192BAJ6	A-	A-	09/01/21	A3	A2	09/01/21
	D	36192BAL1	BBB-	BBB-	09/01/21	Baa3	Ba1	09/01/21
	E	36192BAN7	BB	B	09/01/21	Ba2	B2	09/01/21
	F	36192BAQ0	B	CCC	09/01/21	B2	Caa2	09/01/21
	G	36192BAS6	NR	NR	09/01/21	NR	N/A	09/01/21
NR	- Designates that the class was not rated by the above agency at the time of original issuance.
N/A	- Data not available this period.
X	- Designates that the above rating agency did not rate any classes in this transaction at the time of original issuance.
(1)

For any class not rated at the time of original issuance by any particular rating agency, no request has been made subsequent to issuance to obtain rating information, if any, from such rating agency. The current ratings were obtained directly from the applicable rating agency within 30 days of the payment date listed above. The ratings may have changed since they were obtained. Because the ratings may have changed, you may want to obtain current ratings directly from the rating agencies.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	433,324,563.89	433,324,563.89	Beginning Certificate Balance	433,324,563.89
(-) Scheduled Principal Collections	4,174,911.14	4,174,911.14	(-) Principal Distributions	123,141,502.98
(-) Unscheduled Principal Collections	118,971,357.40	118,971,357.40	(-) Realized Losses	4,765.50
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	4,765.50
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	4,765.50	4,765.50	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.06)	(0.06)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	310,178,295.41	310,178,295.41	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	433,353,959.62	433,353,959.62	Ending Certificate Balance	310,178,295.41
Ending Actual Collateral Balance	310,234,506.18	310,234,506.18

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.05
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	7	71,175,281.72	22.95%	4	5.9184	NAP	Defeased	7	71,175,281.72	22.95%	4	5.9184	NAP
4,999,999 or less	4	12,271,488.69	3.96%	3	6.1064	1.443024	1.29 or less	5	71,674,654.20	23.11%	3	6.0298	0.523725
5,000,000 to 9,999,999	3	21,409,103.10	6.90%	3	6.0742	1.502132	1.30-1.39	1	5,828,312.89	1.88%	4	6.1500	1.320000
10,000,000 to 14,999,999	3	36,007,170.08	11.61%	3	6.3242	1.133348	1.40-1.49	2	24,969,730.10	8.05%	3	6.3570	1.430990
15,000,000 to 19,999,999	1	16,600,000.00	5.35%	4	5.4935	2.250000	1.50-1.59	1	105,871,077.50	34.13%	2	5.8180	1.590000
20,000,000 to 29,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.60-1.69	0	0.00	0.00%	0	0.0000	0.000000
30,000,000 to 49,999,999	1	46,844,174.32	15.10%	3	5.9500	0.400000	1.70-1.79	2	5,537,299.88	1.79%	3	5.9153	1.752267
50,000,000 to 69,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.80-1.89	0	0.00	0.00%	0	0.0000	0.000000
70,000,000 or greater	1	105,871,077.50	34.13%	2	5.8180	1.590000	1.90 or greater	2	25,121,939.12	8.10%	3	5.6958	2.233039
Totals	20	310,178,295.41	100.00%	3	5.9315	1.342243	Totals	20	310,178,295.41	100.00%	3	5.9315	1.342243
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	8	71,175,281.72	22.95%	4	5.9184	NAP
							Defeased	8	71,175,281.72	22.95%	4	5.9184	NAP
Alaska	1	12,896,931.89	4.16%	3	6.2700	1.460000
							Lodging	16	61,080,625.15	19.69%	3	6.0278	0.448027
California	1	5,846,359.07	1.88%	3	5.9500	0.400000
							Office	1	7,058,851.09	2.28%	4	5.9925	0.810000
Colorado	1	5,544,788.77	1.79%	3	5.9500	0.400000
							Retail	11	167,885,659.40	54.13%	2	5.9000	1.648233
Florida	2	9,618,272.93	3.10%	4	5.9767	1.052151
							Self Storage	1	2,977,878.04	0.96%	3	5.9000	1.780000
Kentucky	1	5,828,312.89	1.88%	4	6.1500	1.320000
							Totals	37	310,178,295.41	100.00%	3	5.9315	1.342243
Louisiana	1	16,600,000.00	5.35%	4	5.4935	2.250000
Maryland	1	3,199,010.87	1.03%	4	6.4000	1.110000
Michigan	2	5,743,604.81	1.85%	3	5.9500	0.400000
Minnesota	2	4,198,206.13	1.35%	3	5.9500	0.400000
Mississippi	1	3,535,177.94	1.14%	3	6.1400	1.260000
Nebraska	1	12,072,798.21	3.89%	2	6.4500	1.400000
Nevada	1	105,871,077.50	34.13%	2	5.8180	1.590000
New York	1	2,977,878.04	0.96%	3	5.9000	1.780000
Ohio	6	23,771,988.16	7.66%	3	6.0893	0.427858
South Carolina	4	8,521,939.12	2.75%	1	6.0900	2.200000
Texas	3	12,776,667.34	4.12%	3	5.9500	0.400000
Totals	37	310,178,295.41	100.00%	3	5.9315	1.342243

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	71,175,281.72	22.95%	4	5.9184	NAP	Defeased	7	71,175,281.72	22.95%	4	5.9184	NAP
	4.499% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.500% to 4.999%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.000% to 5.249%	0	0.00	0.00%	0	0.0000	0.000000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.250% to 5.499%	1	16,600,000.00	5.35%	4	5.4935	2.250000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.500% to 5.749%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	13	239,003,013.69	77.05%	3	5.9354	1.318388
	5.750% to 5.999%	5	165,311,402.79	53.30%	2	5.8661	1.224920	Totals	20	310,178,295.41	100.00%	3	5.9315	1.342243
	6.000% to 6.249%	3	17,885,429.95	5.77%	2	6.1194	1.727438
	6.250% to 6.499%	4	39,206,180.95	12.64%	3	6.3304	1.131443
	6.500% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	20	310,178,295.41	100.00%	3	5.9315	1.342243
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	71,175,281.72	22.95%	4	5.9184	NAP	Defeased	7	71,175,281.72	22.95%	4	5.9184	NAP
	109 months or less	13	239,003,013.69	77.05%	3	5.9354	1.318388	Interest Only	1	16,600,000.00	5.35%	4	5.4935	2.250000
	110 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	12	222,403,013.69	71.70%	2	5.9683	1.248853
	Totals	20	310,178,295.41	100.00%	3	5.9315	1.342243	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	20	310,178,295.41	100.00%	3	5.9315	1.342243
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	71,175,281.72	22.95%	4	5.9184	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	12	231,944,162.60	74.78%	3	5.9336	1.333860
	13 to 24 months	1	7,058,851.09	2.28%	4	5.9925	0.810000
	24 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	20	310,178,295.41	100.00%	3	5.9315	1.342243
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 28

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	10061073	1	RT	Reno	NV	Actual/360	5.81825%	531,427.48	203,447.26	0.00	N/A	11/06/21	--	106,074,524.70	105,871,077.50	09/06/21
4	10060443	1	LO	Various	Various	Actual/360	5.95025%	240,749.13	143,999.95	0.00	N/A	12/06/21	--	46,988,174.27	46,844,174.32	09/06/21
5	10061080	1	MF	Griffith	IN	Actual/360	5.84025%	218,638.17	81,906.23	0.00	N/A	01/06/22	--	43,476,437.43	43,394,531.20	09/06/21
6	10061060	1	LO	Houston	TX	Actual/360	5.71825%	199,232.09	40,462,800.48	0.00	N/A	12/06/21	--	40,462,800.48	0.00	09/06/21
11	10061084	1	OF	North Olmsted	OH	Actual/360	6.15025%	85,708.42	16,184,123.35	0.00	N/A	11/01/21	--	16,184,123.35	0.00	09/01/21
14	10060454	1	MF	Various	PA	Actual/360	5.76025%	74,324.07	14,984,691.16	0.00	N/A	12/06/21	--	14,984,691.16	0.00	09/06/21
16	10061059	1	LO	Cleveland	OH	Actual/360	6.08325%	68,808.76	13,135,029.56	0.00	N/A	12/06/21	--	13,135,029.56	0.00	09/06/21
17	10061058	1	RT	Baton Rouge	LA	Actual/360	5.49425%	78,526.53	0.00	0.00	N/A	01/06/22	--	16,600,000.00	16,600,000.00	09/06/21
18	10060515	1	RT	Fairbanks	AK	Actual/360	6.27025%	69,755.77	22,797.01	0.00	N/A	12/06/21	--	12,919,728.90	12,896,931.89	09/06/21
23	10061081	1	RT	Omaha	NE	Actual/360	6.45025%	67,170.19	20,859.48	0.00	N/A	11/06/21	--	12,093,657.69	12,072,798.21	09/06/21
24	10060388	1	LO	Various	OH	Actual/360	6.25025%	59,579.28	32,774.43	0.00	N/A	12/06/21	--	11,070,214.41	11,037,439.98	08/06/21
28	10061072	1	OF	Reno	NV	Actual/360	5.96425%	47,480.35	9,245,216.83	0.00	N/A	12/06/21	--	9,245,216.83	0.00	09/06/21
30	10060020	1	RT	Various	SC	Actual/360	6.09025%	44,773.13	15,761.77	0.00	N/A	10/06/21	--	8,537,700.89	8,521,939.12	09/06/21
32	10060514	1	Various New York		NY	Actual/360	6.13025%	43,025.00	14,728.72	0.00	N/A	12/06/21	--	8,150,818.82	8,136,090.10	09/06/21
35	10060569	1	MH	Kannapolis	NC	Actual/360	6.04025%	21,757.76	7,623.89	0.00	N/A	01/06/22	--	4,183,290.42	4,175,666.53	09/06/21
36	10060570	1	MH	Raleigh	NC	Actual/360	6.04025%	14,094.98	8,155.69	0.00	N/A	01/06/22	--	2,709,994.45	2,701,838.76	09/06/21
37	10061090	1	LO	Lincolnshire	IL	Actual/360	6.13025%	34,448.95	6,526,138.62	0.00	N/A	12/01/21	--	6,526,138.62	0.00	09/01/21
38	10061057	1	OF	Coral Springs	FL	Actual/360	5.99225%	36,492.18	12,990.87	0.00	N/A	01/06/22	--	7,071,841.96	7,058,851.09	08/06/21
42	10060725	1	RT	Ashland	KY	Actual/360	6.15025%	30,921.09	10,445.50	0.00	N/A	01/06/22	--	5,838,758.39	5,828,312.89	08/06/21
43	10061096	1	MF	Pensacola	FL	Actual/360	5.87025%	29,110.85	10,796.38	0.00	N/A	01/01/22	--	5,759,139.43	5,748,343.05	09/01/21
50	10061094	1	Various Chicago		IL	Actual/360	6.27025%	24,158.12	4,474,415.76	0.00	N/A	12/01/21	--	4,474,415.76	0.00	09/01/21
53	10059071	1	SS	Henderson	NV	Actual/360	6.11025%	20,422.16	11,784.90	0.00	N/A	11/01/21	--	3,881,515.76	3,869,730.86	09/01/21
54	10060842	1	LO	Baltimore	MD	Actual/360	6.40025%	17,724.02	17,041.76	0.00	N/A	01/06/22	--	3,216,052.63	3,199,010.87	09/06/21
55	10061092	1	RT	D Iberville	MS	Actual/360	6.14025%	18,747.49	10,632.40	0.00	N/A	12/01/21	--	3,545,810.34	3,535,177.94	09/01/21
57	10060021	1	SS	Little Rock	AR	Actual/360	6.15025%	17,663.77	3,335,408.49	0.00	N/A	10/06/21	--	3,335,408.49	0.00	09/06/21
61	10059049	1	OF	The Woodlands	TX	Actual/360	6.02025%	16,719.16	3,225,215.83	0.00	N/A	08/06/21	--	3,225,215.83	0.00	08/06/21
62	10060568	1	MH	Winston Salem	NC	Actual/360	6.04025%	16,408.63	5,749.56	0.00	N/A	01/06/22	--	3,154,830.78	3,149,081.22	09/06/21
64	10061095	1	SS	Mount Kisco	NY	Actual/360	5.90025%	15,157.74	5,602.04	0.00	N/A	12/01/21	--	2,983,480.08	2,977,878.04	09/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential															Page 14 of 28

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
66	10061087	1	RT	Yorktown	VA	Actual/360	6.36025%	15,573.67	2,843,639.56	0.00	N/A	11/01/21	--	2,843,639.56	0.00	09/01/21
67	10060244	1	MH	Grapevine	TX	Actual/360	6.25025%	15,001.54	2,787,382.56	0.00	N/A	10/06/21	--	2,787,382.56	0.00	09/06/21
69	10061091	1	RT	York	PA	Actual/360	6.21025%	14,254.62	2,665,661.13	0.00	N/A	12/01/21	--	2,665,661.13	0.00	09/01/21
70	10060351	1	MH	Various	TX	Actual/360	6.45025%	14,633.51	2,634,690.20	0.00	N/A	11/06/21	--	2,634,690.20	0.00	09/06/21
73	10060567	1	RT	Jacksonville	FL	Actual/360	5.93325%	13,100.32	4,757.17	0.00	N/A	01/06/22	--	2,564,179.01	2,559,421.84	09/06/21
Totals								2,215,588.93	123,146,268.54	0.00				433,324,563.89	310,178,295.41

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential															Page 15 of 28

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	15,093,383.38	3,655,423.90	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	2,658,763.94	2,741,007.06	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	1	2,270,178.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	1	2,394,909.45	1,127,574.19	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	1,763,378.77	879,701.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	1,636,051.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	172,884.35	740,274.43	07/01/20	06/30/21	--	0.00	0.00	91,662.59	91,662.59	0.00	0.00
28	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1	1,391,784.76	880,968.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	1	0.00	0.00	--	--	--	0.00	0.00	48,797.97	48,797.97	0.00	0.00
42	1	674,371.00	355,272.78	01/01/21	06/30/21	--	0.00	0.00	41,002.07	41,002.07	0.00	0.00
43	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	1	326,614.43	548,527.40	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1	471,117.51	0.00	--	--	--	0.00	0.00	0.00	0.00	4,254.03	0.00
57	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	1	637,841.43	161,624.56	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	1	472,220.52	224,327.11	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 28

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
66	1	354,101.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	1	420,901.07	237,598.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	1	483,477.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	1	400,110.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		31,622,090.94	11,552,299.85				0.00	0.00	181,462.63	181,462.63	4,254.03	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 28

			Principal Prepayment Detail

				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
6	10061060	1	40,358,784.48	Payoff Prior to Maturity	0.00	0.00
11	10061084	1	16,135,210.43	Payoff Prior to Maturity	0.00	0.00
14	10060454	1	14,955,902.47	Payoff Prior to Maturity	0.00	0.00
16	10061059	1	13,095,385.98	Payoff Prior to Maturity	0.00	0.00
28	10061072	1	9,216,929.07	Payoff Prior to Maturity	0.00	0.00
37	10061090	1	6,506,546.89	Payoff Prior to Maturity	0.00	0.00
50	10061094	1	4,461,199.63	Payoff Prior to Maturity	0.00	0.00
57	10060021	1	3,329,312.36	Payoff Prior to Maturity	0.00	0.00
66	10061087	1	2,838,657.89	Payoff Prior to Maturity	0.00	0.00
67	10060244	1	2,782,373.29	Payoff Prior to Maturity	0.00	0.00
69	10061091	1	2,660,909.09	Payoff Prior to Maturity	0.00	0.00
70	10060351	1	2,630,145.82	Payoff Prior to Maturity	0.00	0.00
Totals			118,971,357.40		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential						Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/13/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	12	118,971,357.40	5.931469%	5.843924%	3
08/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4	61,581,585.85	5.937679%	5.852159%	4
07/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	8	138,152,409.33	5.934714%	5.849691%	5
06/11/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	10	121,240,775.33	5.842520%	5.759811%	5
05/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7	101,848,739.54	5.753684%	5.671339%	5
04/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	15,712,898.39	5.739961%	5.658066%	6
03/12/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	12,030,927.98	5.735807%	5.654016%	7
02/12/21	2	51,180,211.35	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.732266%	5.650421%	8
01/12/21	1	11,242,279.41	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.732319%	5.650472%	9
12/11/20	2	47,295,654.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.732371%	5.650523%	10
11/13/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.732428%	5.650578%	11
10/13/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.732479%	5.650627%	12
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
24	10060388	08/06/21	0	B	91,662.59	91,662.59	0.00	11,070,214.39
38	10061057	08/06/21	0	B	48,797.97	48,797.97	0.00	7,071,841.96	08/29/17	11
42	10060725	08/06/21	0	B	41,002.07	41,002.07	0.00	5,838,758.39
Totals					181,462.63	181,462.63	0.00	23,980,814.74
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		310,178,295	310,178,295		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	310,178,295	310,178,295	0	0	0	0
Aug-21	433,324,564	430,099,348	3,225,216	0	0	0
Jul-21	495,973,550	495,973,550	0	0	0	0
Jun-21	662,405,674	662,405,674	0	0	0	0
May-21	785,222,399	785,222,399	0	0	0	0
Apr-21	889,125,786	889,125,786	0	0	0	0
Mar-21	906,634,266	906,634,266	0	0	0	0
Feb-21	920,900,396	869,720,184	51,180,211	0	0	0
Jan-21	922,700,204	911,457,925	11,242,279	0	0	0
Dec-20	924,491,131	877,195,476	47,295,655	0	0	0
Nov-20	926,415,550	926,415,550	0	0	0	0
Oct-20	928,188,141	928,188,141	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
38	10061057	7,058,851.09	7,071,841.96	11,800,000.00	10/18/11	566,228.45	0.95000	06/30/21	01/06/22	243
Totals		7,058,851.09	7,071,841.96	11,800,000.00		566,228.45

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
38	10061057	OF	FL	08/29/17	11
9/7/2021 Special Servicer is monitoring property performance, including leasing activity. Loan is current.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
13	10059223	1	19,461,760.08	6.03003%	19,442,579.29 6.03003%		8	12/31/13	12/31/13	01/06/14
72	10058608	1	3,000,000.00	4.39003%	3,000,000.00 4.39003%		8	04/23/15	04/23/15	04/23/15
Totals			22,461,760.08		22,442,579.29
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
22	10061085 05/12/21	11,133,521.84	24,700,000.00	12,761,449.25	354,880.45	11,343,772.74	10,988,892.29	144,629.55	(4,765.50)	(4,765.50)	149,395.05	1.04%
77	10059080 05/12/21	11,133,521.84	24,700,000.00	4,443,807.71	390,123.31	3,026,131.20	2,636,007.89	34,110.56	0.00	(100.00)	34,210.56	1.39%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		22,267,043.68	49,400,000.00	17,205,256.96	745,003.76	14,369,903.94	13,624,900.18	178,740.11	(4,765.50)	(4,865.50)	183,605.61

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
22	10061085	09/13/21	0.00	0.00	149,395.05	0.00	0.00	4,765.50	0.00	0.00	149,395.05
		05/12/21	0.00	0.00	144,629.55	0.00	0.00	144,629.55	0.00	0.00
77	10059080	05/12/21	0.00	0.00	34,110.56	0.00	0.00	34,110.56	0.00	0.00	34,210.56
		09/12/17	0.00	0.00	34,210.56	0.00	0.00	100.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	4,765.50	0.00	0.00	4,765.50
Cumulative Totals			0.00	0.00	183,505.61	0.00	0.00	183,605.61	0.00	0.00	183,605.61

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
38	0.00	0.00	2,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	0.00	0.00	347.66	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	2,000.00	0.00	347.66	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		2,347.66

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 28 of 28